Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 25, 2017 USD ($) Installment	Mar. 25, 2017 CAD Installment	Mar. 26, 2016 USD ($) Installment	Mar. 26, 2016 CAD Installment	Mar. 28, 2015 USD ($)	Mar. 25, 2017 CAD	Mar. 26, 2016 CAD
Debt Instrument [Line Items]
Debt Periodic payment		$ 8,777		$ 2,956		$ 1,144
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 2,141		$ 2,786
Annual rate of prime plus		7.00%		7.00%			7.00%	7.00%
Number of installments | Installment		60	60	60	60
Capital repayments		$ 62,314	CAD 83,333,000	$ 62,314	CAD 83,333,000
Balance of term loan | CAD							CAD 2,900,000	CAD 3,700,000
Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 779		$ 2,355
Annual rate of prime plus		5.50%		5.50%			5.50%	5.50%
Number of installments | Installment		48	48	48	48
Capital repayments		$ 155,786	CAD 208,333,000	$ 155,786	CAD 208,333,000
Balance of term loan | CAD							CAD 1,000,000	CAD 3,100,000
Land and Building [Member] | Capital Leasing Arrangements [Member]
Debt Instrument [Line Items]
Outstanding amount of repayment | CAD							CAD 0	CAD 12,100,000
Minimum [Member] | Capital Leasing Arrangements [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		3.60%		3.60%			3.60%	3.60%
Maximum [Member] | Capital Leasing Arrangements [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		14.90%		14.90%			14.90%	14.90%
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt		$ 26,952		$ 32,186
Term Loan Facility [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Line of Credit Facility Repayment Date		May 31, 2021	May 31, 2021	May 31, 2021	May 31, 2021
Term Loan Facility [Member] | Senior Subordinated Loans [Member] | Libor Plus Nine Point Seven Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 28,000		$ 28,000
Debt Periodic payment	$ 5,000
Interest rate description		LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%
Long-term debt interest rate		9.75%	9.75%	9.75%	9.75%
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,061		$ 1,383
Annual rate of prime plus		10.00%		10.00%			10.00%	10.00%
Capital repayment period		48 months	48 months	48 months	48 months
Periodic principal payment due		$ 31,157	CAD 41,667,000	$ 31,157	CAD 41,667,000
Outstanding amount of repayment | CAD							CAD 1,400,000	CAD 1,800,000
Cash Contribution [Member] | Montrovest BV [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,500		$ 1,500
Interest on Cash advances		11.00%	11.00%	11.00%	11.00%
Term Loan Facility Repaid In May Two Thousand Sixteen [Member]
Debt Instrument [Line Items]
Long-term debt				$ 1,215
Term Loan Facility Repaid In May Two Thousand Sixteen [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Line of Credit Facility Repayment Date		May 31, 2016	May 31, 2016	May 31, 2016	May 31, 2016
Term Loan Facility Repaid In May Two Thousand Sixteen [Member] | Senior Subordinated Loans [Member] | Libor Plus Nine Point Seven Five Percent [Member]
Debt Instrument [Line Items]
Interest rate description		LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%
Long-term debt interest rate		9.75%	9.75%	9.75%	9.75%